Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
6.	Property, plant and equipment

	Land and buildings	Data miners	Equipment and other	Leasehold improvement	Equipment in construction	Power plant in use(1)	Total
Cost
December 31, 2021	$-	$31,658,103	$3,363,324	$1,040,000	$7,148,920	$-	$43,210,347
Additions	3,658,510	-	1,641,520	39,542	10,413,466	-	15,753,038
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
Transfer asset in use	-	-	3,218,685	-	(3,218,685)	-	-
December 31, 2022	3,658,510	30,404,111	8,223,529	1,079,542	14,343,701	-	57,709,393
Additions	827,230	1,491,668	688,868	-	-	-	3,007,766
Disposal	-	-	(499,950)	-	-	-	(499,950)
Write-off	-	-	(1,363,941)	-	-	-	(1,363,941)
Transfer asset in use	-	-	14,343,701	-	(14,343,701)	-	-
Acquired in business combination (note 3)	530,000	-	-	-	-	4,643,800	5,173,800
December 31, 2023	5,015,740	31,895,779	21,392,207	1,079,542	-	4,643,800	64,027,068
Additions	-	-	3,200,000	-	-	590,777	3,790,777
December 31, 2024	$5,015,740	$31,895,779	$24,592,207	$1,079,542	$-	$5,234,577	$67,817,845
Accumulated depreciation
December 31, 2021	$-	$3,820,296	$1,056,888	$191,056	$-	$-	$5,068,240
Depreciation	-	8,815,246	1,607,458	105,208	-	-	10,527,912
Impairment	-	1,556,000	-	-	-	-	1,556,000
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
December 31, 2022	-	12,937,550	2,664,346	296,264	-	-	15,898,160
Depreciation	-	9,825,482	4,483,977	105,318	-	327,447	14,742,224
December 31, 2023	-	22,763,032	7,148,323	401,582	-	327,447	30,640,384
Depreciation	335,324	8,733,406	5,913,455	105,318	-	368,920	15,456,423
December 31, 2024	$335,324	$31,496,438	$13,061,778	$506,900	$-	$696,367	$46,096,807
Net carrying value
As at December 31, 2023	$5,015,740	$9,132,747	$14,243,884	$677,960	$-	$4,316,353	$33,386,684
As at December 31, 2024	$4,680,416	$399,341	$11,530,429	$572,642	$-	$4,538,210	$21,721,038

(1)	At December 31, 2024, the Company had plant and equipment with a carrying amount of $4,538,210 that was temporarily idle due to maintenance and repairs. The Power Plant was brought back into service during January 2025.